Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Allianz Variable Insurance Products
Fund of Funds Trust and Shareholders of each of the funds
listed in Appendix A
In planning and performing our audits of the
financial statements of each of the funds listed in
Appendix A (constituting Allianz Variable Insurance Products
Fund of Funds Trust, hereafter referred to collectively as the "Funds") as of and for the year ended December 31, 2023, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), we considered the
Fund's internal control over financial reporting, including
controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our
opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Fund's
internal control over financial reporting. Accordingly, we
do not express an opinion on the effectiveness of the Fund's internal control over financial reporting.
The management of the Fund is responsible for establishing
and maintaining effective internal control over financial
reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company's internal control over financial reporting is a process designed to
provide reasonable assurance regarding the reliability of
financial reporting and the preparation of financial
statements for external purposes in accordance with generally accepted accounting principles. A company's internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in
reasonable detail, accurately and fairly reflect the
transactions and dispositions of the assets of the company;
(2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a company's assets that could have a material effect on the financial statements.
Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.
A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis.
A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the company's annual or interim financial statements will not be prevented or detected on a timely basis.
Our consideration of the Fund's internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control over financial reporting that might be
material weaknesses under standards established by the PCAOB. However, we noted no deficiencies in the Fund's internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be material weaknesses as defined above as of December 31, 2023.
This report is intended solely for the information and use
of the Board of Trustees of Allianz Variable Insurance Products
Fund of Funds Trust and the Securities and Exchange Commission
and is not intended to be and should not be used by anyone
other than these specified parties.
/s/PricewaterhouseCoopers LLP
New York, New York
February 22, 2024
APPENDIX A
AZL Balanced Index Strategy Fund
AZL DFA Multi-Strategy Fund
AZL MVP Balanced Index Strategy Fund
AZL MVP Growth Index Strategy Fund
AZL MVP Global Balanced Index Strategy Fund
AZL MVP Moderate Index Strategy Fund
AZL MVP FIAM Multi-Strategy Fund
AZL MVP T. Rowe Price Capital Appreciation Plus Fund
AZL MVP DFA Multi-Strategy Fund